Cover Page	May 03, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	PG&E WILDFIRE RECOVERY FUNDING LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-263719-01
Entity Tax Identification Number	88-1113018
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001918072
Amendment Flag	false
Pacific Gas And Electric Company [Member]
Entity Information [Line Items]
Entity Registrant Name	PACIFIC GAS AND ELECTRIC COMPANY
Entity Incorporation, State or Country Code	CA
Entity File Number	1-2348
Entity Tax Identification Number	94-0742640
Entity Address, Address Line One	77 Beale Street
Entity Address, Address Line Two	P.O. Box 770000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-7000
Entity Emerging Growth Company	false
Entity Central Index Key	0000075488
Amendment Flag	false